UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska   68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

PSI MARKET NEUTRAL FUND
PSI TOTAL RETURN FUND
PSI STRATEGIC GROWTH FUND
PSI TACTICAL GROWTH FUND

SEMI-ANNUAL REPORT

DECEMBER 31, 2012

1-888-9-BUYPSI

(1-888-928-9774)

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder:

We are pleased to present the semi-annual report for the four Portfolio Strategies, Inc. (PSI) mutual funds ending December 31, 2012.

The saying that “the stock market climbs a wall of worry” has again proven to be a major understatement. Investors spent their time early in 2012 nervously waiting for Greece, Spain, Ireland, Italy, or the next country in the European Union to declare bankruptcy. Then in the second quarter, attention focused on the debt ceiling and the inability of Congress to put their political differences aside long enough to solve that crisis. In early summer concerns about the historically weak job recovery and signs we were about to enter another recession dominated investor attention. In the late summer, attention turned to the Presidential election and Republican-leaning Wall Street’s inability to settle on a worthy candidate to unseat Obama. Finally, to close the year, gridlock in Washington again took center stage as the market nervously bounced up or down dependent upon the latest news concerning negotiations between Congress and the White House to avoid the fiscal cliff. In short, plenty of major problems for investors to worry about, which helped to fuel stock prices when none of those concerns came to head sufficiently enough to wreak havoc on global financial markets.

Our goal is to help investors with investments that can lower their portfolio’s correlation to the overall markets and provide the opportunity for gains. To that end, we have created four different funds to achieve that goal: PSI Market Neutral Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, and PSI Total Return Fund.

Here is a brief overview of each fund:

Market Neutral Fund:  FXMAX

Investment Strategy

The Market Neutral Fund employs a market neutral trading model designed to exploit market anomalies that have historically caused a predictable pattern of leadership rotation among major stock indices and sectors that has been repeated month after month. Unlike typical investment strategies that are correlated to the markets and may suffer significant declines during periods of adverse market volatility, the Market Neutral Fund seeks positive absolute returns with less volatility than the S&P 500 Index.

The return for the Market Neutral Fund was -1.89% for the trailing six-month period and -3.07% year-to-date for the period ending December 31, 2012. This model is built on quantitative research based on many years of historical market returns. The research focuses on historical patterns of the markets in different environments and seeks to exploit those differences going forward. The assumption is that while markets can and will be different, they still are driven by common and static economic patterns of earnings, payroll releases, etc. At Portfolio Strategies, we have compiled and maintained an extensive database and statistical analysis of the effects of calendar-based tendencies on stock market index and sector returns dating back to 1972. We have found significant persistent biases in the pricing of stock groups and sectors that depend upon day of the week, week of the month, as well as an overall monthly cycle. These cycles may be the result of psychological investor tendencies, accounting cycles, institutional cash flows patterns, economic and earnings announcement schedules, and other factors that affect cash flow into or out of the market. These factors remained very correlated during the year that made finding returns by capturing through non-correlation difficult.

Strategic Growth Fund:  FXSAX

Investment Strategy

The Strategic Growth Fund provides investors with a combination of multiple disciplines in one account. The primary goal is to make gains in up markets. The secondary goal is to prevent major losses during market downturns.

The main purpose of the fund is to be exposed to equity markets. However, when markets reach extreme levels of volatility, the fund can use cash as an asset class to reduce that volatility. This year it was best to be exposed to the risk side of the market. Investors were rewarded for taking that risk. Strategic Growth returned 5.28% for the trailing six-month period and 14.06% year-to-date ending December 31, 2012. However, during the year there were several bumps in the road. The first quarter was strong but the second quarter the market sold off in response to European investors nervous about the Greek bailout and Spain’s and Italy’s potential losses in their banks. Our fund de-risked the portfolio in moderation in an attempt to smooth out these bumps. We raised cash again in the fourth quarter as the market started to sell off after the U.S. election. We continue to be nearly fully invested as we head into 2013.

Tactical Growth Fund:  FXTAX

Investment Strategy

The Tactical Growth Fund provides investors with a combination of multiple disciplines in one account. The primary goal is to prevent major losses during market downturns. The secondary goal is to make gains in up markets.

By combining multiple styles, the fund attempts to create a portfolio that stabilizes investment returns, allowing a client to achieve long-term returns by avoiding major down markets. The Tactical Growth Fund uses a variety of active management techniques to reallocate assets in response to market change. The fund may lag market performance in up markets, seeking slower steady gains, while keeping more earnings by missing large market corrections.

Overall for 2012, the fund held a solid position in equities, but also held a significant amount in bonds and cash. This heavy cash position limited the upside but held volatility to a minimum. Investors in Tactical Growth should expect the fund to underperform in up markets because of its allocation to cash. However, investors should also expect this fund to outperform equity markets in down markets because of its tendency to reduce equity allocations in down markets. Tactical Growth returned 3.80% for the trailing six-month period and 8.64% year-to-date ending December 31, 2012.

Total Return Fund:  FXBAX

Investment Strategy

The Total Return Fund seeks to provide conservative growth using primarily fixed-income investments, however, equities are also used to diversify the portfolio. Total Return attempts to mitigate risk by trying to capture intermediate time-frame movements in the U.S. 30-year government bond and the U.S. Dollar in both rising and falling markets.

The Treasury bond portion was positioned short with an exposure of 10% during the month of December. The reduced exposure was a continuation of the position reduction initiated in November due to trailing stops being hit. The reduced position size caused the month's return to be less than what it would have been at full exposure since the trade was positioned short bonds, and 30-year yields rose from 2.79% to 2.95%. Though some profits were left on the table, the reduced position ended up being a prudent stance during the heightened volatility at the end-of-year fiscal cliff talks, where things could have gone either way.

The Dollar portion was short the dollar for most of December with a brief flat period near the start of the month. The commodity-based indicators are currently indicating Dollar strength while the technical are indicating Dollar weakness and the global interest rate models do not have a strong conviction either way.

Total Return returned 1.45% for the trailing six-month period and 2.50% year-to-date ending December 31, 2012.

We continue to have confidence that over-exposure to mutual funds such as ours can help to protect assets during this potentially volatile period. With that said, we strongly suggest that you meet with your financial adviser to discuss your portfolio to help meet your individual investment needs and your future goals relative to you risk-tolerance level.

Thank you for your continued confidence and support.

Sincerely,

David Jajewski

President

DEFINITIONS

S&P 500 Index: The S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. You cannot invest directly in an index.

Short: Any sale that is completed by the delivery of a security borrowed by the seller. Short sellers assume they will be able to buy the stock at a lower amount than the price at which they sold short.

Trailing Stop: A stop-loss order set at a percentage level below the market price on a long position. The trailing stop price is adjusted as the price fluctuates.

0221-NLD-1/22/2013

PSI Market Neutral Fund

PORTFOLIO REVIEW

December 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending December 31, 2012, compared to its benchmarks:

	Six Months	One Year	Inception** - December 31, 2012
PSI Market Neutral Fund – Class A	-1.89%	-3.07%	-4.07%
PSI Market Neutral Fund – Class A with load	-7.53%	-8.68%	-6.45%
S&P 500 Total Return Index	5.95%	16.00%	15.55%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2012:

% of Net Assets
Exchange Traded Funds	70.9%
Mutual Funds	19.7%
Other, Cash & Cash Equivalents	9.4%
100.0%

                  See accompanying notes to financial statements.

PSI Total Return Fund

PORTFOLIO REVIEW

December 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending December 31, 2012, compared to its benchmarks:

	Six Months	One Year	Inception** - December 31, 2012
PSI Total Return Fund – Class A	1.45%	2.50%	0.54%
PSI Total Return Fund – Class A with load	-4.38%	-3.36%	-1.95%
Barclays Aggregate Bond Index	1.80%	4.22%	4.72%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2012:

% of Net Assets
Exchange Traded Funds	61.4%
Mutual Funds	17.9%
Exchange Traded Notes	12.0%
Other, Cash & Cash Equivalents	8.7%
100.0%

                  See accompanying notes to financial statements.

PSI Strategic Growth Fund

PORTFOLIO REVIEW

December 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending December 31, 2012, compared to its benchmarks:

	Six Months	One Year	Inception** - December 31, 2012
PSI Strategic Growth Fund – Class A	5.28%	14.06%	5.06%
PSI Strategic Growth Fund – Class A with load	-0.81%	7.54%	2.45%
S&P 500 Total Return Index	5.95%	16.00%	15.55%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2012:

% of Net Assets
Exchange Traded Funds	54.4%
Exchange Traded Note	24.9%
Mutual Funds	15.8%
Other, Cash & Cash Equivalents	4.9%
100.0%

                  See accompanying notes to financial statements.

PSI Tactical Growth Fund

PORTFOLIO REVIEW

December 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending December 31, 2012, compared to its benchmarks:

	Six Months	One Year	Inception** - December 31, 2012
PSI Tactical Growth Fund – Class A	3.80%	8.64%	2.43%
PSI Tactical Growth Fund – Class A with load	-2.13%	2.38%	-0.11%
S&P 500 Total Return Index	5.95%	16.00%	15.55%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2012:

% of Net Assets
Exchange Traded Funds	55.4%
Exchange Traded Notes	20.6%
Mutual Funds	14.4%
Other, Cash & Cash Equivalents	9.6%
100.0%

                  See accompanying notes to financial statements.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 70.9%
	COMMODITY FUND - 5.1%
49,724	Market Vectors Gold Miners ETF	$ 2,306,696

	DEBT FUND - 20.7%
229,265	SPDR Barclays Capital High Yield Bond ETF	9,331,085

	LARGE CAP GROWTH - 20.1%
131,425	ProShares Short Dow30 *	4,521,020
95,005	ProShares UltraShort Dow30 *	4,545,989
		9,067,009
	MID CAP GROWTH - 4.9%
59,133	Direxion Daily Mid Cap Bull 3x Shares	2,226,949

	SMALL CAP GROWTH - 5.1%
35,669	Direxion Daily Small Cap Bull 3x Shares *	2,274,612

	SPECIALTY FUNDS - 15.0%
34,797	iShares Dow Jones U.S. Real Estate Index Fund	2,252,062
137,070	SPDR Financial Select Sector Fund	2,247,948
60,794	SPDR Materials Select Sector Fund	2,282,207
		6,782,217

	TOTAL EXCHANGE TRADED FUNDS (Cost - $31,833,477)	31,988,568

	MUTUAL FUNDS - 19.7%
	ASSET ALLOCATION FUND - 11.9%
454,717	Palmer Square Absolute Return Fund - Institutional Shares	4,369,832
63,573	The Merger Fund	1,005,722
		5,375,554
	DEBT FUND - 2.2%
110,413	Eaton Vance Multi-Strategy Absolute Return Fund	1,000,339

	EQUITY FUND - 5.6%
81,212	Calamos Market Neutral Income Fund	1,016,771
148,957	Palmer Square SSI Alternative Income Fund	1,517,875
		2,534,646

	TOTAL MUTUAL FUNDS (Cost - $8,852,230)	8,910,539

See accompanying notes to financial statements.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012 (Unaudited)
Shares		Value
SHORT-TERM INVESTMENTS - 9.2%
MONEY MARKET FUND - 9.2%
4,154,662	HighMark Diversified Money Market Fund, 0.02% ** (Cost $4,154,662)	$ 4,154,662

	TOTAL INVESTMENTS - 99.8% (Cost - $44,840,369) (a)	$ 45,053,769
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	93,443
	NET ASSETS - 100.0%	$ 45,147,212

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,840,369 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 249,946
	Unrealized Depreciation:	(36,546)
	Net Unrealized Appreciation:	$ 213,400

See accompanying notes to financial statements.

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 61.4%
	ASSET ALLOCATION FUND - 23.6%
78,000	CurrencyShares Euro Trust *	$ 10,214,880
120,452	PIMCO All Asset All Authority Fund	1,335,815
88,000	PowerShares DB US Dollar Index Bearish Fund *	2,393,600
32,350	ProShares UltraShort Euro *	614,973
		14,559,268
	DEBT FUND - 35.2%
28,703	iShares Barclays MBS Bond Fund	3,099,924
13,921	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,684,302
7,714	iShares JPMorgan USD Emerging Markets Bond Fund	947,279
40,733	iShares S&P US Preferred Stock Index Fund	1,613,841
81,273	Peritus High Yield ETF	4,069,339
41,726	PowerShares Emerging Markets Sovereign Debt Portfolio	1,312,283
42,000	ProShares Short 20+ Year Treasury *	1,233,960
68,399	SPDR Nuveen Barclays Municipal Bond ETF	1,657,992
23,850	SPDR Nuveen S&P High Yield Municipal Bond ETF	1,383,300
41,244	Vanguard Intermediate-Term Bond ETF	3,639,783
11,693	Vanguard Long-Term Corporate Bond ETF	1,072,365
		21,714,368

	SPECIALTY FUNDS - 2.6%
86,947	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,189,435
9,340	ProShares UltraShort Financials *	313,264
3,806	ProShares VIX Short-Term Futures ETF *	64,740
		1,567,439

	TOTAL EXCHANGE TRADED FUNDS (Cost $37,818,109)	37,841,075

	MUTUAL FUNDS - 17.9%
	ASSET ALLOCATION FUND - 3.3%
126,506	The Merger Fund	2,001,325

	DEBT FUND - 7.0%
110,701	Guggenheim Macro Opportunities Fund	2,997,786
116,799	PIMCO Total Return Fund	1,312,825
		4,310,611
	EQUITY FUND - 7.6%
160,751	Calamos Market Neutral Income Fund	2,012,606
264,786	Palmer Square SSI Alternative Income Fund	2,698,171
		4,710,777

	TOTAL MUTUAL FUNDS (Cost $11,034,183)	11,022,713

See accompanying notes to financial statements.

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012 (Unaudited)
Par Amount		Value
	EXCHANGE TRADED NOTES - 12.0%
$ 2,606,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	$ 2,890,315
2,172,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,408,965
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,121,000
	TOTAL EXCHANGE TRADED NOTES (Cost $7,611,014)	7,420,280

Shares
	SHORT-TERM INVESTMENTS - 3.5%
	MONEY MARKET FUND - 3.5%
2,186,195	HighMark Diversified Money Market Fund, 0.02% ** (Cost $2,186,195)	2,186,195

	TOTAL INVESTMENTS - 94.8% (Cost - $58,649,501) (a)	$ 58,470,263
	OTHER ASSETS LESS LIABILITIES - NET - 5.2%	3,189,882
	NET ASSETS - 100.0%	$ 61,660,145

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,955,629 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 347,000
	Unrealized Depreciation:	(832,366)
	Net Unrealized Depreciation:	$ (485,366)

See accompanying notes to financial statements.

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 54.4%
	COMMODITY FUND - 4.8%
17,782	Market Vectors Gold Miners ETF	$ 824,907

	DEBT FUND - 14.7%
61,157	SPDR Barclays Capital High Yield Bond ETF	2,489,090

	INTERNATIONAL FUND - 4.7%
14,084	iShares MSCI EAFE Index Fund	800,253

	LARGE CAP GROWTH - 3.7%
37,000	Direxion Daily S&P 500 Bear 3x Shares *	625,670

	LARGE CAP VALUE - 4.8%
29,500	PowerShares S&P 500 Low Volatility Portfolio	816,560

	MID CAP GROWTH - 3.8%
17,000	Direxion Daily Mid Cap Bull 3x Shares	640,220

	SMALL CAP GROWTH - 3.8%
10,000	Direxion Daily Small Cap Bull 3x Shares *	637,700

	SPECIALTY FUNDS - 14.1%
12,359	iShares Dow Jones U.S. Real Estate Index Fund	799,874
48,077	SPDR Financial Select Sector Fund	788,463
21,305	SPDR Materials Select Sector Fund	799,790
		2,388,127

	TOTAL EXCHANGE TRADED FUNDS (Cost $9,232,535)	9,222,527

	MUTUAL FUNDS - 15.8%
	ASSET ALLOCATION FUND - 6.4%
97,585	PIMCO All Asset All Authority Fund	1,082,215

	EQUITY FUND - 9.4%
53,000	Vanguard Dividend Growth Fund	881,920
11,638	Vanguard Morgan Growth Fund	717,834
		1,599,754

	TOTAL MUTUAL FUNDS (Cost $2,654,949)	2,681,969
Par Amount
	EXCHANGE TRADED NOTE - 24.9%
$ 4,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 * (Cost $4,442,140)	4,242,000

See accompanying notes to financial statements.

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012 (Unaudited)
Shares		Value
SHORT-TERM INVESTMENTS - 4.6%
MONEY MARKET FUND - 4.6%
782,855	HighMark Diversified Money Market Fund, 0.02% ** (Cost $782,855)	$ 782,855

	TOTAL INVESTMENTS - 99.7% (Cost - $17,112,479) (a)	$ 16,929,351
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	42,067
	NET ASSETS - 100.0%	$ 16,971,418

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,270,925 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 83,574
	Unrealized Depreciation:	(425,148)
	Net Unrealized Depreciation:	$ (341,574)

See accompanying notes to financial statements.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 55.4%
	COMMODITY FUND - 2.1%
10,122	Market Vectors Gold Miners ETF	$ 469,560

	DEBT FUND - 3.9%
3,389	ProShares UltraShort 20+ Year Treasury *	215,032
16,007	SPDR Barclays Capital High Yield Bond ETF	651,485
		866,517
	INTERNATIONAL FUND - 3.1%
12,124	iShares MSCI EAFE Index Fund	688,886

	EMERGING MARKETS FUND - 1.1%
5,507	iShares MSCI Emerging Markets Index Fund	244,235

	LARGE CAP GROWTH - 6.8%
5,000	Direxion Daily S&P 500 Bull 3x Shares *	437,100
42,619	ProShares Short QQQ *	1,089,768
		1,526,868
	LARGE CAP VALUE - 4.9%
15,280	iShares Russell 1000 Value Index Fund	1,112,690

	MID CAP GROWTH - 14.7%
7,425	iShares Russell Midcap Growth Index Fund	466,290
15,341	SPDR S&P MidCap 400 ETF Trust	2,848,977
		3,315,267
	MID CAP VALUE - 2.1%
9,361	iShares Russell Midcap Value Index Fund	470,297

	SMALL CAP GROWTH - 5.8%
7,694	iShares Russell 2000 Index Fund	648,527
27,038	ProShares Short Russell2000 *	657,564
		1,306,091
	SMALL CAP VALUE - 2.8%
8,777	Vanguard Small-Cap Value ETF	637,737

	SPECIALTY FUNDS - 8.1%
7,035	iShares Dow Jones U.S. Real Estate Income Fund	455,305
27,376	SPDR Financial Select Sector Fund	448,966
24,097	SPDR Materials Select Sector Fund	904,601
		1,808,872

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,333,056)	12,447,020

See accompanying notes to financial statements.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012 (Unaudited)
Shares		Value
	MUTUAL FUNDS - 14.4%
	ASSET ALLOCATION FUND - 14.4%
200,420	KCM Macro Trends Fund *	$ 2,154,510
22,065	Permanent Portfolio	1,073,244
	TOTAL MUTUAL FUNDS (Cost - $3,400,003)	3,227,754
Par Amount
	EXCHANGE TRADED NOTES - 20.6%
$ 2,260,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,506,566
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,121,000
	TOTAL EXCHANGE TRADED NOTES (Cost - $4,672,153)	4,627,566
Shares
	SHORT-TERM INVESTMENTS - 7.6%
	MONEY MARKET FUND - 7.6%
1,718,711	HighMark Diversified Money Market Fund, 0.02% ** (Cost $1,718,711)	1,718,711

	TOTAL INVESTMENTS - 98.0% (Cost - $22,123,923) (a)	$ 22,021,051
	OTHER ASSETS LESS LIABILITIES - NET - 2.0%	455,061
	NET ASSETS - 100.0%	$ 22,476,112

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,374,020 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 169,092
	Unrealized Depreciation:	(522,061)
	Net Unrealized Depreciation:	$ (352,969)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$ 44,840,369	$ 58,649,501	$ 17,112,479	$ 22,123,923
At value	$ 45,053,769	$ 58,470,263	$ 16,929,351	$ 22,021,051
Receivable for securities sold	-	3,002,184	836,374	2,463,066
Receivable for Fund shares sold	103,910	137,621	4,787	37,573
Dividends and interest receivable	67,966	144,827	25,183	18,177
Prepaid expenses and other assets	6,421	4,370	1,242	3,023
TOTAL ASSETS	45,232,066	61,759,265	17,796,937	24,542,890

LIABILITIES
Payable for securities purchased	-	-	790,873	2,018,276
Payable for Fund shares redeemed	16,415	16,028	22	6,788
Investment advisory fees payable	38,482	46,643	8,898	15,662
Fees payable to other affiliates	6,807	8,809	8,329	8,164
Distribution (12b-1) fees payable	9,621	12,957	3,507	4,712
Shareholder servicing fees payable	5,772	7,774	2,104	2,827
Accrued expenses and other liabilities	7,757	6,909	11,786	10,349
TOTAL LIABILITIES	84,854	99,120	825,519	2,066,778
NET ASSETS	$ 45,147,212	$ 61,660,145	$ 16,971,418	$ 22,476,112

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 50,800,269	$ 62,817,205	$ 17,523,867	$ 23,090,340
Accumulated net investment loss	(95,723)	(979,393)	(208,958)	(265,033)
Accumulated net realized gain (loss) from
security transactions	(5,770,734)	1,571	(160,363)	(246,323)
Net unrealized appreciation (depreciation)
of investments	213,400	(179,238)	(183,128)	(102,872)
NET ASSETS	$ 45,147,212	$ 61,660,145	$ 16,971,418	$ 22,476,112

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 45,147,212	$ 61,660,145	$ 16,971,418	$ 22,476,112
Shares of beneficial interest outstanding	5,108,559	6,314,248	1,697,013	2,246,509
Net asset value (Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 8.84	$ 9.77	$ 10.00	$ 10.00
Maximum offering price per share (maximum sales
charges of 5.75%)	$ 9.38	$ 10.37	$ 10.61	$ 10.61

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2012 (Unaudited)

	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$ 462,711	$ 677,767	$ 227,838	$ 155,248
Interest	389	504	72	152
TOTAL INVESTMENT INCOME	463,100	678,271	227,910	155,400

EXPENSES
Investment advisory fees	236,842	258,022	87,484	109,671
Distribution (12b-1) fees	59,211	71,673	21,871	27,418
Shareholder servicing fees	35,526	43,004	13,123	16,451
Registration fees	27,348	26,827	26,410	27,243
Administrative services fees	25,925	30,949	22,277	22,427
Accounting services fees	14,314	15,311	12,098	12,098
Professional fees	10,535	10,725	6,767	7,425
Transfer agent fees	9,850	9,733	9,497	9,577
Compliance officer fees	5,194	5,359	1,842	2,325
Trustees' fees	2,937	2,937	2,876	2,884
Printing expenses	2,852	2,911	825	776
Custodian fees	2,521	2,733	2,562	2,595
Other expenses	1,300	1,792	1,064	1,208
TOTAL EXPENSES	434,355	481,976	208,696	242,098
Less: Fees waived by Advisor	-	-	(42,265)	(33,423)
Plus: Recaptured fees waived/expenses reimbursed	6,076	13,639	-	-
NET EXPENSES	440,431	495,615	166,431	208,675

NET INVESTMENT INCOME (LOSS)	22,669	182,656	61,479	(53,275)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from security transactions	(978,762)	561,288	842,759	869,699
Distributions of realized gains by underlying
investment companies	-	78,701	-	7,841
Net change in unrealized appreciation (depreciation)
on investments	103,856	(225,212)	47,424	(16,017)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	(874,906)	414,777	890,183	861,523

NET INCREASE (DECREASE) IN NET ASSETS	$ (852,237)	$ 597,433	$ 951,662	$ 808,248

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	PSI Market		PSI Total
	Neutral Fund		Return Fund

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
FROM OPERATIONS	(Unaudited)		(Unaudited)
Net investment income (loss)	$ 22,669	$ (213,827)	$ 182,656	$ (74,119)
Net realized gain (loss) from security transactions	(978,762)	(4,775,574)	561,288	290,119
Distributions of realized gains by underlying
investment companies	-	-	78,701	23,492
Net change in unrealized appreciation (depreciation)
of investments	103,856	(302,597)	(225,212)	23,260
Net increase (decrease) in net assets resulting from operations	(852,237)	(5,291,998)	597,433	262,752

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	-	(816,444)	(266,402)
From net realized gains	-	(517,550)	(434,450)	-
Net decrease in net assets from distributions to shareholders	-	(517,550)	(1,250,894)	(266,402)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	13,869,290	39,051,276	35,247,280	45,666,827
Net asset value of shares issued in reinvestment
of distributions	-	510,369	1,245,748	266,402
Redemption fee proceeds	2,339	4,448	13,486	1,751
Payments for shares redeemed	(14,634,454)	(27,263,878)	(22,940,441)	(38,999,162)
Net increase (decrease) in net assets from
shares of beneficial interest	(762,825)	12,302,215	13,566,073	6,935,818

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,615,062)	6,492,667	12,912,612	6,932,168

NET ASSETS
Beginning of Period	46,762,274	40,269,607	48,747,533	41,815,365
End of Period *	$ 45,147,212	$ 46,762,274	$ 61,660,145	$ 48,747,533
* Includes accumulated net investment loss of:	$ (95,723)	$ (118,392)	$ (979,393)	$ (345,605)

SHARE ACTIVITY
Class A:
Shares Sold	1,525,871	4,175,556	3,518,934	4,660,291
Shares Reinvested	-	56,023	127,507	27,302
Shares Redeemed	(1,606,892)	(2,899,882)	(2,290,489)	(3,962,900)
Net increase (decrease) in shares of
beneficial interest outstanding	(81,021)	1,331,697	1,355,952	724,693

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PSI Strategic		PSI Tactical
	Growth Fund		Growth Fund

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2012	June 30, 2012	December 31, 2012	June 30, 2012
FROM OPERATIONS	(Unaudited)		(Unaudited)
Net investment income (loss)	$ 61,479	$ 33,541	$ (53,275)	$ (190,583)
Net realized gain (loss) from security transactions	842,759	(742,411)	869,699	(806,034)
Distributions of realized gains by underlying
investment companies	-	2,995	7,841	8,518
Net change in unrealized appreciation (depreciation)
of investments	47,424	(804,081)	(16,017)	(614,119)
Net increase (decrease) in net assets resulting from operations	951,662	(1,509,956)	808,248	(1,602,218)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(315,723)	(99,899)	-	-
From net realized gains	(153,327)	(1,272,937)	(243,674)	(675,721)
Net decrease in net assets from distributions to shareholders	(469,050)	(1,372,836)	(243,674)	(675,721)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,681,607	7,448,552	6,517,527	16,078,415
Net asset value of shares issued in reinvestment
of distributions	469,050	1,372,836	243,636	675,721
Redemption fee proceeds	12	-	7	116
Payments for shares redeemed	(4,794,007)	(21,267,906)	(6,084,896)	(19,928,514)
Net increase (decrease) in net assets from
shares of beneficial interest	(643,338)	(12,446,518)	676,274	(3,174,262)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(160,726)	(15,329,310)	1,240,848	(5,452,201)

NET ASSETS
Beginning of Period	17,132,144	32,461,454	21,235,264	26,687,465
End of Period *	$ 16,971,418	$ 17,132,144	$ 22,476,112	$ 21,235,264
* Includes accumulated net investment income (loss) of:	$ (208,958)	$ 45,286	$ (265,033)	$ (211,758)

SHARE ACTIVITY
Class A:
Shares Sold	365,423	752,492	648,343	1,633,860
Shares Reinvested	47,093	150,542	24,486	72,294
Shares Redeemed	(468,646)	(2,096,505)	(605,742)	(1,986,690)
Net increase (decrease) in shares of
beneficial interest outstanding	(56,130)	(1,193,471)	67,087	(280,536)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Market Neutral Fund

	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
Class A Shares	December 31, 2012		June 30, 2012		June 30, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.01		$ 10.44		$ 10.00

Activity from investment operations:
Net investment income (loss)(2)	0.00	(3)	(0.05)		(0.06)
Net realized and unrealized
gain (loss) on investments	(0.17)		(1.26)		0.62
Total from investment operations	(0.17)		(1.31)		0.56

Paid-in-Capital from redemption fees	0.00	(3)	0.00	(3)	0.01

Less distributions from:
Net realized gains	-		(0.12)		(0.13)

Net asset value, end of period	$ 8.84		$ 9.01		$ 10.44

Total return (4)	(1.89)%	(5)	(12.59)%		5.72%	(5)

Net assets, end of period (000's)	$ 45,147		$ 46,762		$ 40,270

Ratio of gross expenses to average
net assets (7)	1.83%	(6)	1.74%		2.25%	(6)
Ratio of net expenses to average
net assets (7)	1.86%	(6,8)	1.90%	(8)	1.90%	(6)
Ratio of net investment income (loss)
to average net assets (7)	0.10%	(6)	(0.52)%		(0.67)%	(6)

Portfolio Turnover Rate	2939%	(5)	7681%		8039%	(5)

(1)	The PSI Market Neutral Fund commenced operations on August 23, 2010.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6) Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Represent the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Total Return Fund

	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
Class A Shares	December 31, 2012		June 30, 2012		June 30, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.83		$ 9.88		$ 10.00

Activity from investment operations:
Net investment income (loss)(2)	0.03		(0.02)		0.14
Net realized and unrealized
gain (loss) on investments	0.11		0.04		(0.18)
Total from investment operations	0.14		0.02		(0.04)

Paid-in-Capital from redemption fees	0.00	(3)	0.00	(3)	0.00	(3)

Less distributions from:
Net investment income	(0.13)		(0.07)		(0.08)
Net realized gains	(0.07)		-		-
Total distributions	(0.20)		(0.07)		(0.08)

Net asset value, end of period	$ 9.77		$ 9.83		$ 9.88

Total return (4)	1.45%	(5)	0.21%		(0.37)%	(5)

Net assets, end of period (000's)	$ 61,660		$ 48,748		$ 41,815

Ratio of gross expenses to average
net assets (7)	1.68%	(6)	1.72%		1.86%	(6)
Ratio of net expenses to average
net assets (7)	1.73%	(6,8)	1.75%	(8)	1.75%	(6)
Ratio of net investment income (loss)
to average net assets (7)	0.64%	(6)	(0.20)%		1.69%	(6)

Portfolio Turnover Rate	784%	(5)	1446%		198%	(5)

(1)	The PSI Total Return Fund commenced operations on August 23, 2010.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6) Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Represent the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Strategic Growth Fund

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
Class A Shares	December 31, 2012		June 30, 2012	June 30, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.77		$ 11.02	$ 10.00

Activity from investment operations:
Net investment income (2)	0.03		0.02	0.04
Net realized and unrealized
gain (loss) on investments	0.48		(0.53)	1.09
Total from investment operations	0.51		(0.51)	1.13

Paid-in-Capital from redemption fees	0.00	(3)	-	0.00	(3)

Less distributions from:
Net investment income	(0.19)		(0.06)	(0.04)
Net realized gains	(0.09)		(0.68)	(0.07)
Total distributions	(0.28)		(0.74)	(0.11)

Net asset value, end of period	$ 10.00		$ 9.77	$ 11.02

Total return (4)	5.28%	(5)	(4.13)%	11.29%	(5)

Net assets, end of period (000's)	$ 16,971		$ 17,132	$ 32,461

Ratio of gross expenses to average
net assets (7)	2.38%	(6)	2.12%	2.05%	(6)
Ratio of net expenses to average
net assets (7)	1.90%	(6)	1.90%	1.90%	(6)
Ratio of net investment income
to average net assets (7)	0.70%	(6)	0.17%	0.41%	(6)

Portfolio Turnover Rate	1738%	(5)	1277%	328%	(5)

(1)	The PSI Strategic Growth Fund commenced operations on August 23, 2010.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6) Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Tactical Growth Fund

	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
Class A Shares	December 31, 2012		June 30, 2012		June 30, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.74		$ 10.85		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.02)		(0.09)		(0.06)
Net realized and unrealized
gain (loss) on investments	0.39		(0.72)		1.06
Total from investment operations	0.37		(0.81)		1.00

Paid-in-Capital from redemption fees	0.00	(3)	0.00	(3)	0.00	(3)

Less distributions from:
Net investment income	-		-		(0.00)	(3)
Net realized gains	(0.11)		(0.30)		(0.15)
Total distributions	(0.11)		(0.30)		(0.15)

Net asset value, end of period	$ 10.00		$ 9.74		$ 10.85

Total return (4)	3.80%	(5)	(7.36)%		10.05%	(5)

Net assets, end of period (000's)	$ 22,476		$ 21,235		$ 26,687

Ratio of gross expenses to average
net assets (7)	2.20%	(6)	2.03%		2.33%	(6)
Ratio of net expenses to average
net assets (7)	1.90%	(6)	1.90%		1.90%	(6)
Ratio of net investment income (loss)
to average net assets (7)	(0.41)%	(6)	(0.87)%		(0.61)%	(6)

Portfolio Turnover Rate	1070%	(5)	1634%		1839%	(5)

(1)	The PSI Tactical Growth Fund commenced operations on August 23, 2010.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6) Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

1.

ORGANIZATION

The PSI Market Neutral Fund (“MNF”), the PSI Total Return Fund (“TRF”), the PSI Strategic Growth Fund (“SGF”) and the PSI Tactical Growth Fund (“TGF”), (collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified open-end management investment companies.  MNF seeks positive absolute returns with less volatility than the S&P 500 Index.  TRF seeks total return from income and capital appreciation.  SGF primarily seeks long-term capital appreciation and secondarily, capital preservation.  TGF primarily seeks total return from income and capital appreciation and secondarily, capital preservation.

The Funds currently offer Class A shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Funds’ investments measured at fair value:

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

PSI Market Neutral Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 31,988,568	$ -	$ -	$ 31,988,568
Mutual Funds	8,910,539	-	-	8,910,539
Short-Term Investments	4,154,662	-	-	4,154,662
Total	$ 45,053,769	$ -	$ -	$ 45,053,769

PSI Total Return Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 37,841,075	$ -	$ -	$ 37,841,075
Mutual Funds	11,022,713	-	-	11,022,713
Exchange Traded Notes	-	7,420,280	-	7,420,280
Short-Term Investments	2,186,195	-	-	2,186,195
Total	$ 51,049,983	$ 7,420,280	$ -	$ 58,470,263

PSI Strategic Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,222,527	$ -	$ -	$ 9,222,527
Mutual Funds	2,681,969	-	-	2,681,969
Exchange Traded Notes	-	4,242,000	-	4,242,000
Short-Term Investments	782,855	-	-	782,855
Total	$ 12,687,351	$ 4,242,000	$ -	$ 16,929,351

PSI Tactical Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,447,020	$ -	$ -	$ 12,447,020
Mutual Funds	3,227,754	-	-	3,227,754
Exchange Traded Notes	-	4,627,566	-	4,627,566
Short-Term Investments	1,718,711	-	-	1,718,711
Total	$ 17,393,485	$ 4,627,566	$ -	$ 22,021,051

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes - The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2010 through 2012 and expected to be taken the Funds’ June 30, 2013 year end and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the tax period, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund

  Purchases

     Sales

PSI Market Neutral Fund

          $ 1,272,195,672

                        $    1,267,902,573

PSI Total Return Fund

                413,404,474

 399,882,862

PSI Strategic Growth Fund

                291,989,870

                 292,820,802

PSI Tactical Growth Fund

                217,660,033

                 219,043,489

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Portfolio Strategies, Inc. serves as the Funds’ investment advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of MNF, SGF and TGF average daily net assets, and 0.90% of TRF average daily net assets.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, at least until October 31, 2013 to waive a portion of its advisory fees and if necessary, reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.90% per annum for the MNF, SGF and TGF; and 1.75% per annum for the TRF.

During the six months ended December 31, 2012, the Advisor waived fees for the Funds as follows:

Portfolio	Waiver/Reimbursement
PSI Market Neutral Fund	$ -
PSI Total Return Fund	-
PSI Strategic Growth Fund	42,265
PSI Tactical Growth Fund	33,423

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

If the Advisor waives any fees or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the respective expense limitation.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.  During the six months ended December 31, 2012, the Advisor recaptured $6,076 and $13,639 for prior period expense reimbursements from MNF and TRF, respectively.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of June 30, 2012 will expire on June 30 of the following years:

Portfolio	June 30, 2014	June 30, 2015
PSI Market Neutral Fund	$ -	$ -
PSI Total Return Fund	9,272	-
PSI Strategic Growth Fund	39,017	43,475
PSI Tactical Growth Fund	73,531	27,232

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  In addition, the Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.15% of the average daily net assets attributable to the Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit Committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Funds.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Funds.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended December 31, 2012, MNF, TRF, SGF and TGF assessed redemption fees of $2,339, $13,486, $12 and $7, respectively.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended June 30, 2012 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
PSI Market Neutral Fund	$ 517,550	$ -	$ 517,550
PSI Total Return Fund	266,402	-	266,402
PSI Strategic Growth Fund	1,372,733	103	1,372,836
PSI Tactical Growth Fund	675,721	-	675,721

The tax character of fund distributions for the period ended June 30, 2011 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
PSI Market Neutral Fund	$ 298,193	$ -	$ 298,193
PSI Total Return Fund	289,861	-	289,861
PSI Strategic Growth Fund	303,923	-	303,923
PSI Tactical Growth Fund	287,282	-	287,282

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital	Unrealized	Total
	Ordinary	Long-Term	and Late Year	Loss Carry	Appreciation/	Accumulated
	Income	Capital Gains	Losses	Forward	(Depreciation)	Earnings/(Deficits)
PSI Market Neutral Fund	$ -	$ -	$ (2,094,918)	$ (2,815,446)	$ 109,544	$ (4,800,820)
PSI Total Return Fund	63,926	-	(115,621)	(191,750)	(260,154)	(503,599)
PSI Strategic Growth Fund	201,343	-	(153,840)	(693,566)	(388,998)	(1,035,061)
PSI Tactical Growth Fund	-	-	(46,280)	(795,570)	(336,952)	(1,178,802)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed ordinary income, and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales and adjustments for exchange traded notes.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
PSI Market Neutral Fund	$ 118,392
PSI Tactical Growth Fund	26,244

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such losses as follows:

	Foreign Currency	Capital
	Losses	Losses
PSI Market Neutral Fund	$ -	$ 1,976,526
PSI Total Return Fund	115,621	-
PSI Strategic Growth Fund	-	153,840
PSI Tactical Growth Fund	-	20,036

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At June 30, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
PSI Market Neutral Fund	$ 2,810,987	$ 4,459	$ 2,815,446	Non-Expiring
PSI Total Return Fund	10,565	-	10,565	June 30, 2019
	181,185	-	181,185	Non-Expiring
	191,750	-	191,750
PSI Strategic Growth Fund	597,802	95,764	693,566	Non-Expiring
PSI Tactical Growth Fund	792,350	3,220	795,570	Non-Expiring

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

Permanent book and tax differences, primarily attributable to prior year adjustments, non-deductible expenses, net operating losses, adjustments for partnerships, grantor trusts and exchange traded notes, and reclassification of ordinary income distributions, resulted in reclassification for the tax year ended June 30, 2012 as follows:

		Accumulated	Accumulated Net Realized
	Paid in	Net	Loss from
	Capital	Investment Loss	Security Transactions
PSI Market Neutral Fund	$ (101,252)	$ 95,435	$ 5,817
PSI Total Return Fund	-	(218,491)	218,491
PSI Strategic Growth Fund	(1,148)	102,946	(101,798)
PSI Tactical Growth Fund	(11,956)	(14,451)	26,407

7.   PAYMENTS BY AFFILIATES

As a result of a trade error that occurred on July 18, 2012, the SGF experienced a loss of $5, all of which was reimbursed by the Advisor.

8.   NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact the amendment may have on the Funds’ financial statements.

9.   SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

EXPENSE EXAMPLES

December 31, 2012 (Unaudited)

As a shareholder of the PSI Market Neutral Fund, the PSI Total Return Fund, the PSI Strategic Growth Fund or the PSI Tactical Growth Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the PSI Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the PSI Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 – 12/31/12	Expense Ratio During Period** 7/1/12 – 12/31/12
PSI Market Neutral Fund	$1,000.00	$ 981.10	$9.29	1.86%
PSI Total Return Fund	$1,000.00	$1,014.50	$8.78	1.73%
PSI Strategic Growth Fund	$1,000.00	$1,052.80	$9.83	1.90%
PSI Tactical Growth Fund	$1,000.00	$1,038.00	$9.76	1.90%

Hypothetical (5% return before expenses)	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 – 12/31/12	Expense Ratio During Period** 7/1/12 – 12/31/12
PSI Market Neutral Fund	$1,000.00	$1,015.83	$9.45	1.86%
PSI Total Return Fund	$1,000.00	$1,016.48	$8.79	1.73%
PSI Strategic Growth Fund	$1,000.00	$1,015.63	$9.65	1.90%
PSI Tactical Growth Fund	$1,000.00	$1,015.63	$9.65	1.90%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized.

SUPPLEMENTAL INFORMATION

December 31, 2012 (Unaudited)

Renewal of Advisory Agreement – The PSI Funds *

In connection with a meeting held March 28, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (the”1940 Act”) (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Portfolio Strategies, Inc.  (“PSI” or the “Adviser”) and the Trust, on behalf of PSI Market Neutral Fund (“PSI Neutral”),  PSI Total Return Fund (“PSI Total Return”), PSI Strategic Growth Fund (“PSI Strategic”) and PSI Tactical Growth Fund (“PSI Tactical”) (PSI Neutral, PSI Total Return, PSI Strategic and PSI Tactical are collectively referred to as the “Funds”).

In its consideration of the renewal of the Agreement for the Funds, the Board did not identify any single factor as controlling.  Matters considered by the Board, included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser’s operations, the quality of its compliance infrastructure and the experience of its Fund management personnel.  The Board then reviewed financial information provided by the firm.  The Trustees concluded that the Adviser has provided a level of service consistent with the Board’s expectations.

Performance.  The Board noted that the PSI Market Neutral Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund had underperformed the average for funds in their respective peer group and their respective benchmark index for the 2011 period.  The Board also noted that the PSI Total Return Fund had outperformed the average for funds in its peer group for the 2011 period, but had underperformed its benchmark index for the period.  After hearing from the Adviser regarding the circumstances surrounding performance, the Board concluded that each Fund’s performance was reasonable in light of the circumstances.

Fees and Expenses.  The Board noted that PSI charges a 1.00% annual advisory fee based on the average net assets of PSI Neutral, PSI Strategic and PSI Tactical and charges a 0.90% annual advisory fee based on the average net assets of PSI Total Return.  The Board also compared the advisory fees and net expense ratios of each Fund to the fees and expense charge by a peer group of funds.  The Board noted that the advisory fees for the PSI Total Return Fund, PSI Strategic Growth Fund and Tactical Growth Fund were above the average for each Fund’s respective peer group, but in line with or lower than certain funds in the respective group.  With respect to the PSI Market Neutral Fund, the Board noted that the Fund’s management fee was below the average for the funds it its peer group, and the Fund’s expense ratio was above the average for the peer group.  The Trustees concluded that each Fund’s advisory fee, as well as its overall expense ratio, were reasonable in light of the services the Funds receive from the Adviser, each Fund’s participation in the expense limitation agreement and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was noted that because of each Fund’s size, economies of scale were unlikely to be realized in the near future and consequently were not a relevant consideration at this time.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. It also considered the profits realized by the Adviser from other activities related to the Funds of which there were none. The Trustees concluded that because of each Fund’s expense limitation agreement and the Funds asset levels, the Board was satisfied that the firm’s level of profitability from its relationship with the Funds is not excessive.

 Conclusion.  Having requested and reviewed such information from PSI as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and each Fund’s shareholders.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolios.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR

Portfolio Strategies, Inc.

1724 W Union Avenue, Suite 200

Tacoma, WA 98405

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/6/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/6/13